RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2024
Related Parties
SCHEDULE OF KEY MANAGEMENT PERSONNEL

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	June 30, 2024
Short-term salary and fees	379
Share based payments	900
Post-employment retirement benefits	39
Non-monetary benefits	21
Payments for legal services	180
Revaluation of financial liabilities at fair value	344
Payments for consultant services	566
2,429

SCHEDULE OF BALANCE WITH RELATED PARTIES
2. Balance with related parties:		June 30, 2024	December 31, 2023
Key management	Salary and related	(257)	(219)
Shareholders	Trade payables	16	(58)
Shareholders	Derivatives	-	(476)
Joint Ventures	Other receivables	15	15
Joint Ventures	Investment in subsidiary	115	115
		(111)	(623)